                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [_]; Amendment Number:
                                                ------------
 This Amendment (Check only one.):        [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       QVT Financial LP
Address:    1177 Avenue of the Americas, 9th Floor,
            New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tracy Fu
Title: Managing Member of QVT Financial GP LLC (General Partner of QVT Financial LP)
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:

 /s/ Tracy Fu              New York, NY            May 15, 2012
---------------------     ---------------         ---------------
     [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     1155913
                                            (thousands)

List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1              COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6 COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 AMOUNT AND TYPE OF SECURITY                       VOTING AUTHORITY
                                                                 ---------------------------                     -------------------
                                                         VALUE   SHR OR                  INVESTMENT  OTHER
    NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIR LEASE CORP               CL A             00912X302     4704   195444   SH             DEFINED               195444    0    0
ANACOR PHARMACEUTICALS INC   COM              032420101     9522  1796183   SH             DEFINED              1796183    0    0
ARENA PHARMACEUTICALS INC    COM              040047102    10172  3307834   SH             DEFINED              3307834    0    0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119        0  1651796   SH             DEFINED              1651796    0    0
ARRAY BIOPHARMA INC          COM              04269X105     3671  1078095   SH             DEFINED              1078095    0    0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104    52210  1933707   SH             DEFINED              1933707    0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    10750   537220   SH             DEFINED               537220    0    0
CAPITAL ONE FINL CORP        COM              14040H105    10826   194228   SH             DEFINED               194228    0    0
CARMAX INC                   COM              143130102    13379   386125   SH             DEFINED               386125    0    0
CHINA ZENIX AUTO INTL LTD    ADS              16951E104     8768  2721200   SH             DEFINED              2721200    0    0
CITIGROUP INC                COM NEW          172967424    17417   476535   SH             DEFINED               476535    0    0
CREE INC                     COM              225447101    22141   700000   SH     PUT     DEFINED               700000    0    0
CYTOKINETICS INC             COM              23282W100     5175  5000000   SH             DEFINED              5000000    0    0
E TRADE FINANCIAL CORP       COM NEW          269246401    40278  3678313   SH             DEFINED              3678313    0    0
ENSCO PLC                    SPONSORED ADR    29358Q109     1886    35625   SH             DEFINED                35625    0    0
FAMILY DLR STORES INC        COM              307000109    10317   163042   SH             DEFINED               163042    0    0
FORTUNE BRANDS HOME & SEC IN COM              34964C106     3562   161395   SH             DEFINED               161395    0    0
GOLDMAN SACHS GROUP INC      COM              38141G104     6943    55825   SH             DEFINED                55825    0    0
HALOZYME THERAPEUTICS INC    COM              40637H109    16692  1308132   SH             DEFINED              1308132    0    0
HUMAN GENOME SCIENCES INC    NOTE 3.000%11/1  444903AN8     7532  7500000  PRN             DEFINED              7500000    0    0
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5    53112 22000000  PRN             DEFINED             22000000    0    0
INFINITY PHARMACEUTICALS INC COM              45665G303     4781   399729   SH             DEFINED               399729    0    0
INGERSOLL-RAND GLOBAL HLDG C NOTE 4.500% 4/1  45687AAD4    23394 10000000  PRN             DEFINED             10000000    0    0
INTERMUNE INC                NOTE 2.500% 9/1  45884XAE3    15009 17267000  PRN             DEFINED             17267000    0    0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5     3782  3193000  PRN             DEFINED              3193000    0    0
INTERMUNE INC                COM              45884X103    62557  4264249   SH             DEFINED              4264249    0    0
JPMORGAN CHASE & CO          COM              46625H100    38878   845546   SH             DEFINED               845546    0    0
LOWES COS INC                COM              548661107    37208  1185729   SH             DEFINED              1185729    0    0
MBIA INC                     COM              55262C100    24725  2522959   SH             DEFINED              2522959    0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102    19501   277400   SH             DEFINED               277400    0    0
MEDIVATION INC               NOTE 2.625% 4/0  58501NAA9    19014 18000000  PRN             DEFINED             18000000    0    0
MEDIVATION INC               COM              58501N101    74238   993544   SH             DEFINED               993544    0    0
ONCOGENEX PHARMACEUTICALS IN COM              68230A106     5316   400000   SH             DEFINED               400000    0    0
OREXIGEN THERAPEUTICS INC    COM              686164104     7346  1990894   SH             DEFINED              1990894    0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS          L7257P106    25006  2470965   SH             DEFINED              2470965    0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    13022   490300   SH             DEFINED               490300    0    0
PHARMACYCLICS INC            COM              716933106    22851   823163   SH             DEFINED               823163    0    0
REPROS THERAPEUTICS INC      *W EXP 02/08/201 76028H118     3321   874635   SH             DEFINED               874635    0    0
REPROS THERAPEUTICS INC      COM NEW          76028H209     5620  1476180   SH             DEFINED              1476180    0    0
REPROS THERAPEUTICS INC      *W EXP 02/08/201 76028H126      941   714286   SH             DEFINED               714286    0    0
ROWAN COS INC                COM              779382100    49929  1516212   SH             DEFINED              1516212    0    0

SCORPIO TANKERS INC          SHS              Y7542C106    10759  1523867   SH             DEFINED              1523867    0    0
SUNTECH PWR HLDGS CO LTD     ADR              86800C104       87    28438   SH             DEFINED                28438    0    0
SUNTECH PWR HLDGS CO LTD     ADR              86800C104      153    50000   SH     PUT     DEFINED                50000    0    0
SYNTA PHARMACEUTICALS CORP   COM              87162T206     4183   952789   SH             DEFINED               952789    0    0
TENET HEALTHCARE CORP        COM              88033G100    11726  2208283   SH             DEFINED              2208283    0    0
THE9 LTD                     ADR              88337K104     5053   973126   SH             DEFINED               973126    0    0
TPC GROUP INC                COM              89236Y104    95676  2705145   SH             DEFINED              2705145    0    0
TRANSOCEAN LTD               REG SHS          H8817H100    36078   659562   SH             DEFINED               659562    0    0
TRANZYME INC                 COM              89413J102     2944  1145655   SH             DEFINED              1145655    0    0
UNIVERSAL DISPLAY CORP       COM              91347P105     4362   119400   SH             DEFINED               119400    0    0
UNIVERSAL DISPLAY CORP       COM              91347P105    16438   450000   SH     PUT     DEFINED               450000    0    0
VERASTEM INC                 COM              92337C104     3826   350000   SH             DEFINED               350000    0    0
VIVUS INC                    COM              928551100   183082  8187944   SH             DEFINED              8187944    0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100    14753   519289   SH             DEFINED               519289    0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101     1297   240252   SH             DEFINED               240252    0    0
SUMMARY:
Total Number of Securities is 56
Total Value in 1000s is 1155913